RESTRUCTURING	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
RESTRUCTURING	RESTRUCTURING
During 2022, the Company announced its multi-year Chubb restructuring program designed to drive efficiencies and synergies and optimize operating margin. The Chubb restructuring program includes expenses related to workforce reductions, lease termination costs, and other facility rationalization costs through fiscal year 2025.
During 2024, the Company incurred pre-tax restructuring costs within the Safety Services segment of $12 in connection with the Chubb restructuring program. Since the Chubb Acquisition, the Company has incurred aggregate restructuring costs of $79. As of December 31, 2024, the Company had $15 in restructuring liabilities recorded in other accrued liabilities on the consolidated balance sheets for this plan. In addition, the Company has incurred $23 of related costs which include lease impairment charges, asset write-downs, and consulting fees.
In total, the Company estimates that it will recognize approximately $125 of restructuring and other costs related to the Chubb restructuring program by the end of fiscal year 2025.
For the restructuring program, employee-related costs consist of termination benefits provided to employees who have been involuntarily terminated and voluntary early retirement benefits. Program related costs include costs incurred as a direct result of the restructuring program such as consulting fees and facility relocation costs.
The following table summarizes the Company's restructuring liabilities for the years ended December 31, 2024 and 2023:

December 31, 2022	$22
Charges	37
Payments	(27)
Reversals	(1)
Currency translation adjustment	1
December 31, 2023	32
Charges	12
Payments	(28)
Reversals	(1)
December 31, 2024	$15
In addition to the costs noted above, the Company incurred asset write-down costs of $1 and $6 for the years ended December 31, 2024 and 2023, respectively. The Company also incurred program related costs of $13 and $3 for the years ended December 31, 2024 and 2023, respectively.